Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Apr. 02, 2014	Mar. 31, 2015 OperatingLocation	Mar. 31, 2014	Mar. 31, 2013	Apr. 01, 2014
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares issued		27,325,847	30,530,470		17,059,448
Per share price of common stock					$ 10.00
Common stock, shares outstanding before second step conversion			9,737,241
Conversion rate	0.9791
Number of operating location		12
Trading securities		$ 0	$ 0
Minimum period of repayment of accrual loan		6 months
Impairment of Federal Home Loan Bank of New York stock		0	0	0
Unrecognized income tax benefits during the period		0	0	0
Unrecognized tax benefits, interest and penalty expenses		0	0	0
Incremental shares related to outstanding options included in calculation of diluted EPS		160,817	241,532	82,100
Antidilutive shares excluded from calculation of diluted EPS		1,404	0	0
Prior period reclassification impact		$ 0
State and Local Jurisdiction [Member]
Summary Of Significant Accounting Policies [Line Items]
Tax year One subject to Examination		Dec. 31, 2014
Tax year Two subject to Examination		Dec. 31, 2013
Tax year Three subject to Examination		Dec. 31, 2012
Tax year Four subject to Examination		Dec. 31, 2011
Domestic Country [Member]
Summary Of Significant Accounting Policies [Line Items]
Tax year One subject to Examination		Dec. 31, 2014
Tax year Two subject to Examination		Dec. 31, 2013
Tax year Three subject to Examination		Dec. 31, 2012
ESOP [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares issued					1,023,566